Property and Equipment, Net	12 Months Ended
Dec. 31, 2013
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

4.	PROPERTY AND EQUIPMENT, NET

At December 31, 2013 and 2012, property and equipment consisted of the following:

	December 31,
	2013	2012
Vehicles	$695,694	$474,153
Computers and Office Equipment	427,504	174,768
Equipment	262,104	304,942
Total	1,385,302	953,863
Less accumulated depreciation	(1,023,075)	(768,997)

Property and equipment, net	$362,227	$184,866

On September 30, 2012, the Company sold 60% of its interest in its Digital subsidiary.  As a result of the deconsolidation of Digital, the Company sold capital equipment with an original purchase price of $330,669 and accumulated depreciation of $113,111.

On November 21, 2013 the Company sold its ERFS subsidiary.  As a result of the transaction, the Company sold property and equipment related to ERFS with an original purchase price of $204,990 and accumulated depreciation of $52,120.

Depreciation expense for the years ended December 31, 2013 and 2012 was $154,478 and $118,047, respectively.